LEASES (Tables)	12 Months Ended
Dec. 31, 2023
LEASES [Abstract]
Summary of company's operating and financing leases
The following table provides quantitative disclosure about the Company’s operating and finance leases for the periods presented (dollars in thousands):

	Year Ended December 31,
	2023	2022
Lease costs
Finance lease costs:
Amortization of right-of-use assets	$7,227	$1,200
Interest on lease liabilities	6,997	900
Operating lease costs	16,725	10,658
Other short-term and variable lease costs	1,480	936

Total lease costs	$32,429	$13,694

Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$8,072	$1,756
Operating cash flows from operating leases	$15,867	$11,783
Finance cash flows from finance leases	$938	$—
Right-of-use assets obtained in exchange for new finance lease liabilities (1)	$257,359	$—
Right-of-use assets obtained in exchange for new operating lease liabilities (1)	$24,356	$15,528

	As of December 31,
	2023	2022
Weighted-average remaining lease term (in years) - finance leases	24.3	6.7
Weighted-average remaining lease term (in years) - operating leases	6.1	6.9
Weighted-average discount rate - finance leases	8.2%	10.2%
Weighted-average discount rate - operating leases	6.7%	6.5%

(1)	The amounts for the year ended December 31, 2023 are primarily related to the assets acquired in the Transactions as discussed in Note 4, Acquisition of WWE .

Schedule of maturity of lease liabilities
Maturity of lease liabilities as of December 31, 2023 were as follows (in thousands):

	Operating Leases	Finance Leases
2024	$21,846	$30,625
2025	19,223	27,622
2026	17,435	30,207
2027	13,539	21,091
2028	6,682	19,536
Thereafter	21,580	498,572

Total future minimum lease payment	100,305	627,653
Less: imputed interest	(18,631)	(363,744)

Present value of future minimum lease payments	$81,674	$263,909
Less: current portion of operating lease liabilities	(17,089)	(10,299)

Long-term operating lease liabilities	$64,585	$253,610